Warrant Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrant Liabilities

14. Warrant Liabilities

Public Warrants

The Company assumed Public Warrants in the Merger, exercisable into 23,000 shares of Common Stock of the Company, and which remained outstanding as of September 30, 2025. The Public Warrants have an exercise price of $5,750 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.

The Company will not be obligated to deliver any shares of Class A Common Stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act with respect to the shares of Class A Common Stock underlying the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company’s satisfying its obligations described below with respect to registration, or a valid exemption from registration is available. No Public Warrant will be exercisable and the Company will not be obligated to issue a share of Class A Common Stock upon exercise of a Public Warrant unless the shares of Class A Common Stock issuable upon such Public Warrant exercise has been registered, qualified, or deemed to be exempt under the securities laws of the state of of the registered holder of the Public Warrants. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to a Public Warrant, the holder of such Public Warrant will not be entitled to exercise such Public Warrant and such Public Warrant may have no value and expire worthless. In no event will the Company be required to net cash settle any Public Warrant. The Resale Registration statement went effective on February 14, 2024. As the Resale Registration Statement was declared effective within the contractual 60-day term upon closing of the Merger, no “cashless basis” exercises were triggered during the period ended September 30, 2025.

Redemption of Public Warrants When the price per Share of Class A Common Stock Equals or Exceeds $9,000

Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $5.00 per Warrant;

●	upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and

●	if, and only if, the closing price per share of Class A Common Stock equals or exceeds $9,000 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “- Warrants—Public Stockholder Warrants—Anti-dilution Adjustments”) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the Public Warrants as described above unless a registration statement under the Securities Act covering the issuance of shares of Class A Common Stock issuable upon exercise of the Public Warrants is then effective and a current prospectus relating to those shares of Class A Common Stock is available throughout the 30-day redemption period. If and when the Public Warrants become redeemable by the Company, the Company may not exercise its redemption right if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

The Company has established the last of the redemption criterion discussed above to prevent a redemption call unless there is at the time of the call a significant premium to the Public Warrant exercise price. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the Public Warrants, each warrant holder will be entitled to exercise his, her or its Public Warrant prior to the scheduled redemption date. However, the price per share of Class A Common Stock may fall below the $9,000 redemption trigger price (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “-Warrants—Public Stockholder Warrants—Anti-dilution Adjustments”) as well as the $5,750 (for whole shares) Public Warrant exercise price after the redemption notice is issued.

No fractional shares of Class A Common Stock will be issued upon exercise. If, upon exercise, a holder would be entitled to receive a fractional interest in a share, the Company will round down to the nearest whole number of the number of shares of Class A Common Stock to be issued to the holder.

GEM Financing Arrangement

In association with the GEM Letter, see Note 13 - Debt for further details, at Closing, the GEM Warrant automatically became an obligation of the Company, and on December 15, 2023, the Company issued the GEM Warrant granting GEM the right to purchase 1,657 shares at an exercise price of $3,245 per share. GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of Common Stock, or securities convertible into or exercisable or exchange for, shares of Common Stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such Common Stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment. Upon the closing of the OpenReel Merger, the exercise price of the GEM Warrants were adjusted to the price equal to 105% of the consideration per share paid which resulted in a strike price of $18.30. The effect of the change in strike price feature being triggered resulted in a change of value of approximately $15,000 which is recorded in the statement of operations line change in fair value of warrant liability.

The Warrants were not considered indexed to the issuer’s stock pursuant to ASC 815, as the holder’s ability to receive in lieu of the Warrant one percent of the total consideration received by the Company’s stockholders in connection with a Change of Control, where the surviving corporation is not publicly traded, adjusts the settlement value based on items outside the Company’s control in violation of the fixed-for-fixed option pricing model. As such, the Company recorded the Warrants as liabilities initially measured at fair value with subsequent changes in fair value recognized in earnings each reporting period.

The measurement of fair value was determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion). As of September 30, 2025 and December 31, 2024, the fair value of the Warrants, as determined by the Monte Carlo simulation option pricing model, were $2,000 and $15,000, respectively.

If the per share market value of one share of Class A Common Stock is greater than the then-current exercise price, then GEM will have the option to exercise the GEM Warrant on a cashless basis and receive a number of shares of Class A Common Stock equal to (x) the number of shares of Class A Common Stock purchasable upon exercise of all of the GEM Warrant or, if only a portion of the GEM Warrant is being exercised, the portion of the GEM Warrant being exercised, less (y) the product of the then-current exercise price and the number of shares of Class A Common Stock purchasable upon exercise of all of the GEM Warrant or, if only a portion of the GEM Warrant is being exercised, the portion of the GEM Warrant being exercised, divided by the per share market value of one share of Class A Common Stock.

The GEM Warrant may not be exercised if such exercise would result in the beneficial ownership of the holder and its affiliates in excess of 9.99% of the then-issued and outstanding shares of Common Stock.

Private Placement Offering Warrants

In association with the Private Placement Convertible Notes, see Note 13 - Debt for further details, at Closing, the Company issued Private Placement Warrants. Holders of the Private Placement Warrants may exercise the Private Placement Warrants at any time and from time to time until the three years from the date of issuance for the June issuance and five years from the date of issuance for the August issuance. The terms of the Private Placement Warrants provide that the exercise price of the Private Placement Warrants, and the number of shares of Class A Common Stock for which the Private Placement Warrants may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations, and reclassifications. Additionally, the Private Placement Warrants contain anti-dilution and change in option price or rate of conversion price (“Variable Price”) provisions that provide that if the Company issues shares of Common Stock, or securities convertible into or exercisable or exchange for, shares of Common Stock after the Private Placement Offering, at a price per share that varies or may vary with the market price of the shares of Common Stock, including by way of one or more reset(s) to a fixed price, then the Holders of Private Placement Warrants have the right, but not the obligation, at their sole discretion, to elect to substitute the Variable Price for the Exercise Price upon exercise of the Private Placement Warrants.

The Warrants were not considered indexed to the issuer’s stock pursuant to ASC 815, as the holder’s ability to receive in lieu of the Warrant, cash in an amount equal to the Black Scholes Value (“Black Scholes Value”) in connection with a Change of Control, adjusts the settlement value based on items outside the Company’s control in violation of the fixed-for-fixed option pricing model. As such, the Company recorded the Warrants as liabilities initially measured at fair value with subsequent changes in fair value recognized in earnings each reporting period.

The measurement of fair value at issuance on June 30, 2025 and August 19, 2025, was determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, and term of three to five years). As of September 30, 2025, the fair value of the Private Placement Warrants, as determined by the Monte Carlo simulation option pricing model, was $901,000.

The following table sets forth a summary of the inputs to the Monte Carlo Simulation for the Private Placement Warrant liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Key Inputs	September 30, 2025

Stock price	$2.94
Contractual term (years)	2.75 - 4.89
Risk-free rate	0% - 3.7%
Volatility(1)	98% - 128%
Exercise Price	$2.50-$3.13
Dividend yield	0.00%

15. Warrant Liabilities

Public Warrants

The Company assumed Public Warrants in the Merger, exercisable into 23,000 shares of Common Stock of the Company, and which remained outstanding as of December 31, 2024. The Public Warrants have an exercise price of $5,750.00 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.

The Company will not be obligated to deliver any shares of Class A Common Stock pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act with respect to the shares of Class A Common Stock underlying the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company’s satisfying its obligations described below with respect to registration, or a valid exemption from registration is available. No Public Warrant will be exercisable and the Company will not be obligated to issue a share of Class A Common Stock upon exercise of a Public Warrant unless the shares of Class A Common Stock issuable upon such Public Warrant exercise has been registered, qualified, or deemed to be exempt under the securities laws of the state of the registered holder of the Public Warrants. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to a Public Warrant, the holder of such Public Warrant will not be entitled to exercise such Public Warrant and such Public Warrant may have no value and expire worthless. In no event will the Company be required to net cash settle any Public Warrant. The Resale Registration statement went effective on February 14, 2024. As the Resale Registration Statement was declared effective within the contractual 60-day term upon closing of the Merger, no “cashless basis” exercises were triggered during the period ended December 31, 2024.

Redemption of Public Warrants When the price per Share of Class A Common Stock Equals or Exceeds $9,000.00

Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $5.00 per Warrant;

●	upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and

●	if, and only if, the closing price per share of Class A Common Stock equals or exceeds $9,000.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “- Warrants—Public Stockholder Warrants—Anti-dilution Adjustments”) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the Public Warrants as described above unless a registration statement under the Securities Act covering the issuance of shares of Class A Common Stock issuable upon exercise of the Public Warrants is then effective and a current prospectus relating to those shares of Class A Common Stock is available throughout the 30-day redemption period. If and when the Public Warrants become redeemable by the Company, the Company may not exercise its redemption right if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

The Company has established the last of the redemption criterion discussed above to prevent a redemption call unless there is at the time of the call a significant premium to the Public Warrant exercise price. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the Public Warrants, each warrant holder will be entitled to exercise his, her or its Public Warrant prior to the scheduled redemption date. However, the price per share of Class A Common Stock may fall below the $9,000.00 redemption trigger price (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “-Warrants—Public Stockholder Warrants—Anti-dilution Adjustments”) as well as the $5,750.00 (for whole shares) Public Warrant exercise price after the redemption notice is issued.

No fractional shares of Class A Common Stock will be issued upon exercise. If, upon exercise, a holder would be entitled to receive a fractional interest in a share, the Company will round down to the nearest whole number of the number of shares of Class A Common Stock to be issued to the holder.

GEM Financing Arrangement

In association with the GEM Letter, see Note 14 - Debt for further details, at Closing, the GEM Warrant automatically became an obligation of the Company, and on December 15, 2023, the Company issued the GEM Warrant granting GEM the right to purchase 1,657 shares at an exercise price of $3,245.00 per share. GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of Common Stock, or securities convertible into or exercisable or exchange for, shares of Common Stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such Common Stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment. Upon the closing of the OpenReel Merger (as discussed in Note 5), the exercise price of the GEM Warrants were adjusted to the price equal to 105% of the consideration per share paid which resulted in a strike price of $18.30. The effect of the change in strike price feature being triggered resulted in a change of value of approximately $15,000 which is recorded in the statement of operations line change in fair value of warrant liability.

The Warrants were not considered indexed to the issuer’s stock pursuant to ASC 815, as the holder’s ability to receive in lieu of the Warrant one percent of the total consideration received by the Company’s stockholders in connection with a Change of Control, where the surviving corporation is not publicly traded, adjusts the settlement value based on items outside the Company’s control in violation of the fixed-for-fixed option pricing model. As such, the Company recorded the Warrants as liabilities initially measured at fair value with subsequent changes in fair value recognized in earnings each reporting period.

The measurement of fair value was determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion). As of December 31, 2024 and December 31, 2023, the fair value of the Warrants, as determined by the Monte Carlo simulation option pricing model, were $15,000 and $641,000, respectively.

If the per share market value of one share of Class A Common Stock is greater than the then-current exercise price, then GEM will have the option to exercise the GEM Warrant on a cashless basis and receive a number of shares of Class A Common Stock equal to (x) the number of shares of Class A Common Stock purchasable upon exercise of all of the GEM Warrant or, if only a portion of the GEM Warrant is being exercised, the portion of the GEM Warrant being exercised, less (y) the product of the then-current exercise price and the number of shares of Class A Common Stock purchasable upon exercise of all of the GEM Warrant or, if only a portion of the GEM Warrant is being exercised, the portion of the GEM Warrant being exercised, divided by the per share market value of one share of Class A Common Stock.

The GEM Warrant may not be exercised if such exercise would result in the beneficial ownership of the holder and its affiliates in excess of 9.99% of the then-issued and outstanding shares of Common Stock.